INTANGIBLE ASSETS - Summary of reconciliation of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 218	$ 233
Foreign exchange	6
Amortization	(16)	(15)
Ending balance	$ 208	$ 218